Condensed financial information of Plastec Technologies, Ltd. (Details 1) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Condensed Income Statements, Captions [Line Items]
Revenues	$ 0	$ 0	$ 0
Other income	16,754	16,413	23,874
Gain on disposal of a subsidiary	171,809	141,341	540,921
Income before income tax expense	14,485	2,137	7,183
Income tax expense	2,435	524	1,123
Total comprehensive income	177,974	139,895	692,042
Parent [Member]
Condensed Income Statements, Captions [Line Items]
Revenues	0	0	0
Other income	16,573	5,689	17,866
Gain on disposal of a subsidiary	165,506	141,341	1,149,128
Administrative expenses	(3,564)	(5,937)	(10,573)
Income before income tax expense	178,515	141,093	1,156,421
Income tax expense	(4,155)	0	0
Total comprehensive income	$ 174,360	$ 141,093	$ 1,156,421